Movements of Allowance for Doubtful Accounts (Detail) - Prepaid Expense And Other Current Assets $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 0
Charge to expenses	1,086
Balance at end of the year	$ 1,086